Net Other Operating Income - Disclosure of Components of Net Other Operating (Income) Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Annual cash payments	$ (40)	$ (40)	$ (40)
Liquidated damages recoverable	(10)	(6)	(12)
Other	(9)	(1)	(6)
Net other operating income	$ (59)	$ (47)	$ (58)